ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 15,664,744	$ 15,579,892	$ 16,015,766
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	752,551	606,015	567,374
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	14,912,193	14,973,877	15,448,392
Operating segments [member] | Banking Services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,465,811	3,383,055	3,003,635
Operating segments [member] | Banking Services | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	165,173	142,134	318,011
Operating segments [member] | Banking Services | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,300,638	3,240,921	2,685,624
Operating segments [member] | Merchant Banking
Disclosure of operating segments [line items]
Revenue from contracts with customers	11,018,584	11,207,150	12,117,232
Operating segments [member] | Merchant Banking | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	523,221	400,146	193,572
Operating segments [member] | Merchant Banking | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	10,495,363	10,807,004	11,923,660
Operating segments [member] | Pension and Severance Fund Management
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,269,914	1,063,588	956,465
Operating segments [member] | Pension and Severance Fund Management | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	84,808	75,527	62,743
Operating segments [member] | Pension and Severance Fund Management | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,185,106	988,061	893,722
Operating segments [member] | Holding
Disclosure of operating segments [line items]
Revenue from contracts with customers	284,991	292,641	282,924
Operating segments [member] | Holding | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	284,991	292,641	282,924
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(374,556)	(366,542)	(344,490)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(305,642)	(304,433)	(289,876)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (68,914)	$ (62,109)	$ (54,614)